Federated Investors
World-Class Investment Manager

Federated Municipal Opportunities Fund, Inc.

15TH SEMI-ANNUAL REPORT

February 28, 2002

Established 1987

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Richard B. Fisher

President

Federated Municipal Opportunities Fund, Inc.

President's Message

Dear Fellow Shareholder:

Federated Municipal Opportunities Fund, Inc. was created in 1987, and its 15th Semi-Annual Report is enclosed. This fund is managed to provide a high level of tax-exempt income1 to shareholders by investing in medium and lower quality long-term municipal bonds.2 The fund's assets of $405.4 million were invested across 194 tax-free securities issued by municipalities in 42 states as well as in the District of Columbia and Puerto Rico. The portfolio is broadly diversified in revenue bonds, refunding issues and the general obligation bonds of various states and municipalities with attractive tax-free coupon rates.

This report covers the six-month reporting period from September 1, 2001 through February 28, 2002, and it opens with an interview with one of the fund's portfolio managers Mary Jo Ochson, Senior Vice President of Federated Investment Management Company. Following her discussion of fund performance and investment strategy are three additional items of interest: a series of graphs showing the fund's long-term investment results; a complete listing of the fund's municipal bond holdings; and the publication of the fund's financial statements.

For nearly three years, economic and bond market conditions have contributed to the positive performance of tax-free funds. Lower interest rates helped to raise bond prices, and institutions and individual investors supported municipal bonds because of their attractive yields and defensive characteristics. Your fund performed well in comparison to domestic and international equity markets.

1 Income may be subject to the federal alternative minimum tax and state and local taxes.

2 Lower-rated bonds involve a higher degree of risk than investment-grade bonds in return for higher yield potential.

As of February 28, 2002, the fund's 30-day Securities and Exchange Commission (SEC) yield for Class A Shares was 4.91% based on offering price.3 This was the equivalent of a 8.00% yield on a taxable bond investment for an investor in the 38.6% federal income bracket and equivalent to taxable yields of 7.55% and 7.01% for investors in the 35.0% and 30.0% federal tax brackets, respectively.

Individual share class total return performance for the reporting period, including income distributions, follows.4

	Net Asset Value Change	Income	Total Return
Class A Shares	$9.91 to $9.70 = (2.11)%	$0.265	0.58%
Class B Shares	$9.90 to $9.69 = (2.12)%	$0.229	0.21%
Class C Shares	$9.90 to $9.69 = (2.12)%	$0.229	0.21%
Class F Shares	$9.91 to $9.70 = (2.11)%	$0.265	0.58%

Municipal bond funds are appealing for many investors because of the tax-free income they provide. The fund's level of income comes from bonds with various ratings. AAA-rated bonds, which comprise 13.7% of the fund's net assets, have lower yields than BBB-rated bonds, which make up 19.9% of the fund's net assets. Higher yielding, non-investment grade bonds equate to 50.6% of the fund's net assets.

You may want to consider reinvesting your monthly dividend income as a convenient, sensible way to build the value of your account and also to help your shares increase through compounding. For more information about systematic investing, contact your investment representative.5

Thank you for entrusting a portion of your wealth to Federated Municipal Opportunities Fund, Inc. As always, we welcome your comments and questions.

Sincerely,

Richard B. Fisher

Richard B. Fisher
President
April 15, 2002

3 The 30-day current SEC net yield is calculated by dividing the investment income per share for the prior 30 days by the maximum offering price per share on that date. The figure is compounded and annualized. The 30-day current SEC yield as of February 28, 2002, for Class B, C, and F Shares was 4.40%, 4.40%, and 5.10%, respectively, based on offering price. The taxable equivalents, based on offering price, for investors in the 30.0%, 35.0% and 38.6% federal tax brackets were as follows: Class B Shares: 6.29%, 6.77%, and 7.17%, respectively; Class C Shares: 6.29%, 6.77%, and 7.17%, respectively; and Class F Shares: 7.29%, 7.85%, and 8.31%, respectively.

4 Performance quoted is based on net asset value, represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period, based on offering price (i.e., less any applicable sales charge), for Class A, B, C, and F Shares were (3.97)%, (5.18)%, (0.77)%, and (1.39)%, respectively. Current performance information is available at our website www.federatedinvestors.com or by calling 1-800-341-7400.

5 Systematic investing and dollar-cost averaging do not ensure a profit or protect against loss in declining markets. Since these types of investment plans involve continuous investing regardless of fluctuating price levels, investors should consider their financial ability to continue to invest in periods of low price levels.

Mary Jo Ochson, CFA

Senior Vice President

Federated Investment Management Company

Investment Review

How would you describe the economic and interest rate environment during the first half of the fund's fiscal year?

Municipal bond yields rose from September 2001 to December 2001, the first four months of the fund's reporting period. Rates climbed as market participants started to embrace an economic recovery scenario for 2002. A surge in municipal issuance during the fourth quarter of 2001 also contributed to the increase in municipal rates. In addition, the municipal market underperformed the taxable bond market because of the large supply of bonds. Municipal bonds had to cheapen enough relative to taxable bonds to encourage taxable buyers to cross over into our market, as traditional tax-free buyers, such as retail and mutual funds, could not absorb all of the supply. The Municipal Market 10-year AAA Government Obligations Index1 increased from 3.80% in early November 2001 to 4.52% in mid-December 2001.

The last two months of the reporting period, January and February 2002, were almost a mirror image of the fourth quarter, however, with yields declining substantially. The Municipal Market 10-year AAA Government Obligations Index fell from 4.52% in mid-December 2001 to 4.10% on February 28, 2002 due to a surge in demand from retail investors. Investors turned to the municipal bond market as the Enron debacle was unfolding in the corporate market. In fact, municipal bonds have posted the best performance of any fixed-income sector year-to-date in 2002.

1 Source, Municipal Market Data.

How did Federated Municipal Opportunities Fund, Inc. perform during the reporting period, and what factors influenced performance?

For the six-month reporting period ended February 28, 2002, the fund's Class A, B, C, and F Shares produced total returns of 0.58%, 0.21%, 0.21%, and 0.58%, respectively. These performances were comparable to the 0.34% return of the Lipper High Yield Municipal Debt Funds Average Index.1

In terms of income, the fund's Class A, B, C, and F Shares paid total monthly dividends of $0.265, $0.229, $0.229 and $0.265, respectively, per share. The 30-day SEC current yields as of February 28, 2002 for Class A, B, C, and F Shares were 4.91%, 4.40%, 4.40%, and 5.10%, respectively, based on offering price.2 This performance is favorable when compared to the taxable equivalents, based on offering price, for investors in the various federal tax brackets, which were as follows:

Federal Tax Brackets	30.00%	35.00%	38.60%
Class A Shares	7.01%	7.55%	8.00%
Class B Shares	6.29%	6.77%	7.17%
Class C Shares	6.29%	6.77%	7.17%
Class F Shares	7.29%	7.85%	8.31%

The fund's return was positively impacted by high coupon levels from moderate- to lower-rated securities held in the fund. An overweight in Healthcare bonds also contributed to positive performance, and we continued to increase our exposure to hospital issues to take advantage of the sector's attractive yields.

1 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the category indicated. These figures do not reflect sales charges.

2 The 30-day current SEC net yield is calculated by dividing the investment income per share for the prior 30 days by the maximum offering price per share on that date. The figure is compounded and annualized.

What were the fund's top five holdings as of February 28, 2002?

Issuer/Coupon/Maturity	Percentage of Net Assets
District of Columbia Revenue Bonds (American University), 5.625% due 10/01/2026	3.56%
Indianapolis, IN, Airport Authority (Federal Express), 7.100% due 1/15/2017	3.13%
California State UT General Obligation Bond, 5.000% due 6/1/2012	2.93%
Merrill Lynch Puttable RITES Trust, Multi-State Tax Exempt Receipts, 10.765% due 1/1/2032	2.62%
Springfield, TN, Health & Educational Facilities (Northcrest Medical Center), 8.500% due 4/1/2024	2.36%

How were the fund's assets allocated in terms of credit quality at the end of the reporting period?

The portfolio's average quality was BB as of February 28, 2002, with the quality breakdown as follows:

Percentage of Net Assets
AAA	13.7%
AA	3.1%
A	2.4%
BBB	19.9%
BB	7.3%
B	0.7%
Non-Rated	50.6%

What is your outlook for municipal bonds in 2002?

Looking ahead in 2002, we believe economic recovery will be moderate, driven by fiscal and monetary stimulus. As the economy improves, yields may rise from current levels. The rise may be limited by the market's favorable inflation outlook, which calls for the Consumer Price Index to average 1%-2% in 2002. We look for fund returns this year to be driven largely by coupon yield, which fits well with the fund's diversified holdings. Lower credit quality bonds usually outperform higher credit quality bonds in an economic recovery. We also expect municipal bonds to continue to outperform similar quality taxable bonds in 2002. Total municipal bond issuance is projected to decline this year, and over $100 billion in tax-free issues is expected to mature within the next two years. Retail investors will tend to buy more bonds as yields rise to more attractive levels, keeping prices more stable.

Two Ways You May Seek to Invest for Success:

RESULTS OF A $15,000 INVESTMENT

If you made an initial investment of $15,000 in Class F Shares of Federated Municipal Opportunities Fund, Inc. on 4/10/87, reinvested your dividends and capital gains, and did not redeem any shares, your account would have been worth $35,984 on 2/28/02. You would have earned a 6.05% average annual total return for the investment life span.1

One key to investing wisely is to reinvest all tax-free distributions in fund shares. This increases the number of shares on which you can earn future tax-free dividends, and you gain the benefit of compounding tax-free.

As of 2/28/02, the Class A Shares' average annual 1-year, 5-year and since inception (8/5/96) total returns were 0.45%, 3.01% and 3.33%, respectively. Class B Shares' average annual 1-year, 5-year and since inception (8/5/96) total returns were (1.07)%, 2.82% and 3.25%, respectively. Class C Shares' average annual 1-year, 5-year and since inception (8/5/96) total returns were 3.40%, 3.15% and 3.39%, respectively. Class F Shares' average annual 1-year, 5-year, and 10-year total returns were 3.13%, 3.74%, and 4.91%, respectively.2

1 Total return represents the change in the value of an investment after reinvesting all income and capital gains, and takes into account the 1.00% sales charge for Class F Shares. A contingent deferred sales charge of 1.00% would be applied on any redemption of Class F Shares less than four years from the purchase date. Data quoted represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

2 The total returns stated take into account the 4.50% sales charge for Class A Shares, the 5.50% contingent deferred sales charge for Class B Shares, the 1.00% contingent deferred sales charge for Class C Shares, and the 1.00% sales charge and 1.00% contingent deferred sales charge for Class F Shares.

ONE STEP AT A TIME

$1,000 initial investment and subsequent investments of $1,000 each year for 15 years (reinvesting all dividends and capital gains) grew to $22,895.

With this approach, the key is consistency.

If you had started investing $1,000 annually in the Class F Shares of Federated Municipal Opportunities Fund, Inc. on 4/10/87, reinvested your dividends and capital gains and did not redeem any shares, you would have invested only $15,000, but your account would have reached a total value of $22,8951 by 2/28/02. You would have earned an average annual total return of 5.22%.

A practical investment plan helps you pursue a high level of income through tax-free municipal bonds. Through systematic investing, you buy shares on a regular basis and reinvest all tax-free earnings. An investment plan works for you even if you invest only $1,000 annually. You can take it one step at a time. Put time, money and compounding to work.

1 This chart assumes that the subsequent annual investments are made on the last day of each anniversary month. No method of investing can guarantee a profit or protect against loss in down markets.

Hypothetical Profile: Investing Tax-Free Monthly Income

Fred and Margie Potter both work and have no children. At the peak of their careers, this tax-sensitive couple was seeking a way to keep more of what they earn. On April 10, 1987, they invested $6,000 in the Class F Shares of Federated Municipal Opportunities Fund, Inc. and continue to invest $500 in the fund on the last day of every month.

As this chart shows, since that time, their investment has grown--on a tax-free basis--to $145,586.1 For the Potters, the decision to invest tax-free has made the future worth waiting for.2

1 This chart assumes that the subsequent investments are made on the last day of each month. Income may be subject to the federal alternative minimum tax and state and local taxes.

2 This hypothetical scenario is provided for illustrative purposes only and does not represent the results obtained by any particular shareholder. Past performance is no guarantee of future results.

Portfolio of Investments

February 28, 2002 (unaudited)

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--95.0%
		Alabama--2.0%
$1,000,000		Alabama Special Care Facilities Finance Authority, Revenue Bonds (Series A), 5.875% (Birmingham Baptist Medical Center)/(Original Issue Yield: 6.125%), 11/15/2024	NR		$1,007,010
5,000,000		Jefferson County, AL, Sewer Capital Improvement Warrants Revenue Bonds (Series A), 5.00% (Original Issue Yield: 5.23%), 2/1/2033	AAA		4,850,550
1,000,000		Selma, AL, IDB, Annual Tender PCR Refunding Bonds (Series B), 4.25% TOBs (International Paper Co.), 7/15/2002	BBB		1,001,650
1,000,000		Selma, AL, IDB, Revenue Bonds (Series A), 4.25% TOBs (International Paper Co.), Optional Tender 7/15/2002	BBB		1,001,650
250,000	[2]	West Jefferson Amusement & Public Park Authority, AL, First Mortgage Revenue Bonds, 6.375% (Visionland, AL Project)/(Original Issue Yield: 6.528%), 2/1/2029	NR		51,875

		TOTAL			7,912,735

		Alaska--0.3%
1,440,000		Alaska Industrial Development and Export Authority, Power Revenue Bonds, 5.875% (Upper Lynn Canal Regional Power Supply System)/(Original Issue Yield: 6.00%), 1/1/2032	BB+		1,148,558
145,000		Alaska State Housing Finance Corp., COL Home Mortgage Revenue Bonds, (Series B-1), 6.90% (GNMA LOC), 6/1/2032	AAA		148,373

		TOTAL			1,296,931

		Arizona--1.7%
4,985,000		Gilbert, AZ, IDA, Revenue Bonds (Series 1999A), 5.85% (Southwest Student Services Corp.)/(Original Issue Yield: 5.90%), 2/1/2019	NR		4,773,736
2,345,000	[3]	Maricopa County, AZ, IDA, Solid Waste Disposal Revenue Bonds (Series 1999A), 7.50% (Rainbow Valley Landfill Project), 12/1/2020	NR		2,127,149

		TOTAL			6,900,885

		Arkansas--0.5%
2,000,000		Arkansas Development Finance Authority, Hospital Revenue Bonds (Series 2000), 7.375% (Washington Regional Medical Center)/(Original Issue Yield: 7.50%), 2/1/2029	BBB-		2,099,340

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		California--4.8%
$11,000,000		California State, UT GO Bonds, 5.00% (MBIA INS), 6/1/2012	AAA		$11,865,590
1,990,000	[3]	California Statewide Communities Development Authority, Multifamily Housing Revenue Bonds (Series 1999X), 6.65% (Magnolia City Lights Project), 7/1/2029	NR		1,808,373
1,000,000		California Statewide Communities Development Authority, Revenue Bonds, 6.625% (Tehiyah Day School), 11/1/2031	NR		1,005,960
350,000		San Bernardino County, CA, Housing Authority, Subordinated Revenue Bonds, 7.25% (Glen Aire Park & Pacific Palms), 4/15/2042	NR		346,350
2,000,000		San Dimas, CA, Housing Authority, Mobile Home Park Revenue Bonds (Series 1998A), 5.70% (Charter Oak Mobile Home Estates Acquisition Project)/(Original Issue Yield: 5.90%), 7/1/2028	NR		1,885,620
1,000,000		Vista, CA, Mobile Home Park, Revenue Bonds (Series 1999A), 5.75% (Vista Manor Mobile Home)/(Original Issue Yield: 5.821%), 3/15/2029	NR		902,690
800,000		Vista, CA, Mobile Home Park, Revenue Bonds (Series A), 5.875% (Estrella De Oro Mobile Home)/(Original Issue Yield: 5.947%), 2/1/2028	NR		762,672
1,000,000		Western Hills Water District, CA, Special Tax Revenue Bonds, 6.875% (Diablo Grande Community Facilities No. 1)/(Original Issue Yield: 6.954%), 9/1/2031	NR		989,520

		TOTAL			19,566,775

		Colorado--2.9%
1,500,000		Aspen Grove, CO, Business Improvement District, LT GO Bonds (Series 2001), 7.625%, 12/1/2025	NR		1,521,705
1,500,000		Colorado Educational & Cultural Facilities Authority, Charter School Revenue Bonds (Series 2001), 7.625% (Peak to Peak Charter School Project)/(Original Issue Yield: 8.00%), 8/15/2031	NR		1,486,035
1,000,000		Colorado Educational & Cultural Facilities Authority, Charter School Revenue Bonds, 7.375% (Frontier Academy)/(Original Issue Yield: 7.50%), 6/1/2031	NR		992,720
3,275,000		Colorado HFA, SFM Revenue Bonds (Series 1997C-2), 6.875%, 11/1/2028	NR		3,491,969
600,000		Deer Creek Metropolitan District, CO, UT GO Bonds, 7.625%, 12/1/2019	AAA		758,718
500,000		Denver, CO, Health & Hospital Authority, Healthcare Revenue Bonds (Series 2001A), 6.00% (Original Issue Yield: 6.05%), 12/1/2031	BBB+		502,880
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Colorado--continued
$1,000,000		Northwest Parkway Highway Authority, First Tier Subordinate Revenue Bonds (Series D), 7.125% (Original Issue Yield: 7.375%), 6/15/2041	BB+		$1,025,590
2,000,000		Sterling Hills West Metropolitan District, LT GO Bonds (Series 2001B), 8.00%, 12/1/2021	NR		1,982,960

		TOTAL			11,762,577

		Connecticut--0.8%
3,000,000		Connecticut Development Authority, PCR Refunding Revenue Bonds (Series A), 5.85% (Connecticut Light & Power Co.), 9/1/2028	BBB		3,066,360

		District of Columbia--3.6%
14,000,000		District of Columbia, Revenue Bonds, 5.625% (American University)/(AMBAC INS)/(Original Issue Yield: 5.90%), 10/1/2026	AAA		14,434,000

		Florida--5.5%
5,375,000		Florida State Department of Environmental Protection, Residual Interest Tax-Exempt Securities (PA-967), 8.735%, 7/1/2013	AAA		6,021,935
2,000,000		Harbor Bay, FL, Community Development District, Special Assessment Capital Improvement Revenue Bonds (Series 2001B), 6.35%, 5/1/2010	NR		1,990,340
1,000,000		Highlands County, FL, Health Facilities Authority, Hospital Revenue Bonds (Series 2001A), 6.00% (Adventist Health System)/(Original Issue Yield: 6.026%), 11/15/2031	A-		1,011,220
1,680,000		Lee County, FL, HFA, SFM Step Coupon Revenue Bonds (Series A), 6.85% (GNMA COL), 3/1/2029	NR		1,837,786
1,000,000		Mediterra North Community Development District, FL, Capital Improvement Revenue Bonds (Series A), 6.80%, 5/1/2031	NR		1,010,470
1,000,000		Miami Beach, FL, Health Facilities Authority, Hospital Revenue Bonds (Series 2001A), 6.70% (Mt. Sinai Medical Center, FL)/(Original Issue Yield: 6.80%), 11/15/2019	BB		936,980
15,925,000		Miami-Dade County, FL, Special Obligation Capital Appreciation Revenue Bonds (Series B)/(MBIA INS)/(Original Issue Yield: 5.65%), 10/1/2031	AAA		3,072,729
1,460,000	[3]	Orange County, FL, HFA, Multifamily Housing Revenue Bonds (Series 1999B), 6.50% (Palm West Apartments Project), 3/1/2034	NR		1,353,289
2,000,000		Orlando, FL, Urban Community Development District, Capital Improvement Revenue Bonds (Series 2001A), 6.95% (Original Issue Yield: 7.00%), 5/1/2033	NR		1,990,880
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Florida--continued
$1,000,000		Orlando, FL, Urban Community Development District, Capital Improvement Revenue Bonds (Series 2001B), 6.40% (Original Issue Yield: 6.50%), 5/1/2010	NR		$1,000,830
2,000,000		St. Johns County, FL, IDA, Health Care Revenue Bonds (Series 1999), 8.00% (Glenmoor at St. Johns Project)/(Original Issue Yield: 8.10%), 1/1/2030	NR		2,017,240

		TOTAL			22,243,699

		Georgia--1.9%
2,000,000		Atlanta, GA, Tax Allocation Bonds (Series 2001), 7.75% (Atlantic Station Project)/(Original Issue Yield: 7.90%), 12/1/2014	NR		1,962,440
4,150,000		Augusta, GA, HFA, Multifamily Housing Refunding Revenue Bonds, 6.55% (Forest Brook Apartments), 12/1/2030	NR		4,096,548
1,640,000		Forsyth County, GA, Hospital Authority, Revenue Anticipation Certificates (Series 1998), 6.375% (Georgia Baptist Health Care System)/(Original Issue Yield: 6.45%), 10/1/2028	NR		1,526,233

		TOTAL			7,585,221

		Hawaii--0.1%
485,000		Hawaii State Department of Transportation, Special Facility Refunding Revenue Bonds (Series 2000), 7.00% (Continental Airlines, Inc.)/(Original Issue Yield: 7.20%), 6/1/2020	BB-		409,379

		Idaho--0.8%
2,000,000		Idaho Health Facilities Authority, Refunding Revenue Bonds (Series 1999A), 7.875% (Valley Vista Care Corp. Obligated Group)/(Original Issue Yield: 8.10%), 11/15/2029	NR		1,961,020
365,000		Idaho Housing Agency, SFM Revenue Bonds (Series A), 7.50% (FHA GTD), 7/1/2024	AA		372,621
985,000		Idaho Housing Agency, SFM Revenue Bonds (Series F-2), 7.80% (FHA GTD), 1/1/2023	AA		990,092

		TOTAL			3,323,733

		Illinois--1.7%
1,090,000		Chicago, IL, SFM Collateralized Revenue Bonds (Series A), 7.25% (GNMA COL), 9/1/2028	NR		1,173,483
5,000,000		Illinois Health Facilities Authority, Hospital Revenue Bonds (Series A), 9.25% (Edgewater Hospital & Medical Center, IL)/(United States Treasury GTD), 7/1/2024	NR		5,816,100

		TOTAL			6,989,583

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Indiana--5.6%
$525,000		Beech Grove, IN, Economic Development Revenue Bond, 8.75% (Westvaco Corp.), 7/1/2010	BBB		$531,678
1,000,000		Goshen, IN, Revenue Bonds (Series 1998), 5.75% (Greencroft Obligated Group)/(Original Issue Yield: 5.87%), 8/15/2028	NR		857,760
2,000,000		Indiana Health Facility Financing Authority, Hospital Revenue Bonds (Series 2001A), 6.375% (Community Foundation of Northwest Indiana)/(Original Issue Yield: 6.68%), 8/1/2031	BBB-		1,929,220
2,000,000		Indiana Health Facility Financing Authority, Revenue Refunding Bonds (Series 1998), 5.625% (Greenwood Village South Project)/(Original Issue Yield: 5.802%), 5/15/2028	NR		1,703,300
3,000,000	[3]	Indiana Port Commission, Port Facility Revenue Refunding Bonds, 6.875% (Cargill, Inc.), 5/1/2012	NR		3,086,010
12,000,000		Indianapolis, IN, Airport Authority, Special Facilities Revenue Bonds, 7.10% (FedEx Corp.)/(Original Issue Yield: 7.178%), 1/15/2017	BBB		12,693,600
2,000,000		South Bend, IN, Economic Development Revenue Bonds (Series 1999A), 6.25% (Southfield Village)/(Original Issue Yield: 6.375%), 11/15/2029	NR		1,738,780

		TOTAL			22,540,348

		Iowa--0.7%
1,000,000		Davenport, IA, PCA, PCR Refunding Bonds, Nicols-Homeshield Project, 8.375% (Quanex Corp.), 12/1/2005	NR		1,007,830
1,785,000		Wapello County, IA, Revenue Bonds, 6.25% (Ottumwa Regional Health Center)/(Original Issue Yield: 6.40%), 10/1/2022	BBB		1,789,659

		TOTAL			2,797,489

		Kansas--1.6%
1,450,000	[3]	Kansas Development Finance Authority, Multifamily Housing Revenue Bonds (Series 1998K), 6.375% (Pioneer Olde Town Apartments), 10/1/2017	NR		1,368,640
50,000		Manhattan, KS, Industrial Revenue Bonds (Series 1999), 6.25% (Farrar Corp. Project), 8/1/2006	NR		52,381
1,625,000		Manhattan, KS, Industrial Revenue Bonds (Series 1999), 7.00% (Farrar Corporation Project), 8/1/2014	NR		1,675,521
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Kansas--continued
$1,000,000		Olathe, KS, Senior Living Facility Revenue Bonds (Series 2000A), 8.00% (Aberdeen Village, Inc.)/(Original Issue Yield: 8.25%), 5/15/2030	NR		$1,019,000
2,260,000		Sedgwick & Shawnee Counties, KS, SFM Revenue Bonds (Series 1997A-1), 6.95% (GNMA COL), 6/1/2029	NR		2,536,895

		TOTAL			6,652,437

		Kentucky--1.2%
3,500,000		Kenton County, KY Airport Board, Special Facilities Revenue Bonds (Series A), 7.50% (Delta Air Lines, Inc.)/(Original Issue Yield: 7.60%), 2/1/2020	BB+		3,475,885
2,000,000		Kentucky EDFA, Hospital System Refunding Revenue Bonds, 5.875% (Appalachian Regional Health Center)/(Original Issue Yield: 5.92%), 10/1/2022	BB-		1,580,960

		TOTAL			5,056,845

		Louisiana--6.1%
3,000,000		De Soto Parish, LA Environmental Improvement Authority, Revenue Bonds, 7.70% (International Paper Co.), 11/1/2018	BBB		3,263,760
2,800,000		Lake Charles, LA Harbor & Terminal District, Port Facilities Revenue Refunding Bond, Trunkline Lining Co Project, 7.75% (Panhandle Eastern Corp.), 8/15/2022	NR		2,945,824
2,000,000		Louisiana Local Government Environmental Facilities, Housing Bond Anticipation Notes (Series A), 6.25% (Kingston Point), 7/1/2002	NR		2,006,740
2,000,000		Louisiana Public Facilities Authority Hospital Revenue, Revenue Bonds, 8.625% (Lake Charles Memorial Hospital)/(Original Issue Yield: 8.75%), 12/1/2030	NR		2,012,760
5,645,000		St. Charles Parish, LA, PCR Bonds, 7.50% (Louisiana Power & Light Co.)/(Original Issue Yield: 7.542%), 6/1/2021	BBB		5,771,166
3,650,000		St. Charles Parish, LA, Solid Waste Disposal Revenue Bonds (Series A), 7.00% (Louisiana Power & Light Co.)/(Original Issue Yield: 7.04%), 12/1/2022	BBB		3,757,128
3,000,000		St. James Parish, LA, Solid Waste Disposal Revenue Bonds, 7.70% (IMC Agrico)/(Original Issue Yield: 7.75%), 10/1/2022	NR		2,933,160
2,000,000		West Feliciana Parish, LA, PCR Refunding Bonds (Series 1999B), 6.60% (Entergy Gulf States, Inc.), 9/1/2028	BB+		2,029,460

		TOTAL			24,719,998

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Maine--0.5%
$1,000,000		Maine Health & Higher Educational Facilities Authority, Health Facilities Revenue Bond (Series A), 7.50% (Piper Shores), 1/1/2019	NR		$1,027,770
1,000,000		Maine Health & Higher Educational Facilities Authority, Health Facilities Revenue Bonds (Series A), 7.55% (Piper Shores), 1/1/2029	NR		1,016,890

		TOTAL			2,044,660

		Maryland--0.5%
2,000,000		Maryland Economic Development Corp., Senior Lien Revenue Bonds (Series 1999B), 7.75% (Chesapeake Bay Conference Center Project), 12/1/2031	NR		1,955,820

		Massachusetts--1.4%
4,000,000		Massachusetts HEFA, Revenue Bonds (Series 1999A), 5.75% (Caritas Christi Obligated Group)/(Original Issue Yield: 5.80%), 7/1/2028	BBB		3,708,920
2,000,000		Massachusetts HEFA, Revenue Bonds (Series 2002B), 9.20% (Civic Investments), 12/15/2031	NR		2,009,940

		TOTAL			5,718,860

		Michigan--1.6%
1,000,000		Chelsea, MI Economic Development Corp., Revenue Refunding Bonds (Series 1998), 5.40% (United Methodist Retirement Community, Inc.)/(Original Issue Yield: 5.52%), 11/15/2018	NR		878,480
2,250,000		Chelsea, MI Economic Development Corp., Revenue Refunding Bonds (Series 1998), 5.40% (United Methodist Retirement Community, Inc.)/(Original Issue Yield: 5.58%), 11/15/2027	NR		1,862,437
1,755,000		Island City Academy, MI, Certificates of Participation, 7.25%, 8/1/2029	NR		1,689,345
130,000		Michigan State Housing Development Authority, SFM Revenue Bonds (Series B), 6.95%, 12/1/2020	AA+		131,463
1,000,000		Michigan Strategic Fund, Resource Recovery Limited Obligation Revenue Bonds, 6.90% (Central Wayne Energy Recovery LP), 7/1/2019	NR		550,000
1,000,000		Michigan Strategic Fund, Resource Recovery Limited Obligation Revenue Bonds, 7.00% (Central Wayne Energy Recovery LP), 7/1/2027	NR		550,000
1,000,000		Mosaica Academy of Saginaw, MI, Certificates of Participation, 7.00%, 6/1/2029	NR		933,930

		TOTAL			6,595,655

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Minnesota--2.2%
$65,000		Dakota County, MN Housing & Redevelopment Authority, SFM Revenue Bonds, 7.20% (GNMA COL), 12/1/2009	AAA		$65,192
190,000		Minneapolis, MN Multifamily Housing Authority, Multifamily Housing Revenue Bonds, 7.125% (Seward Towers)/(GNMA COL), 12/20/2010	AAA		193,279
1,000,000		Minneapolis State & St. Paul, MN Airport Commission, Special Facilities Revenue Bonds (Series B), 6.50% TOBs (Northwest Airlines, Inc.), Mandatory Tender 4/1/2005	NR		932,690
2,630,000		Minnesota State HFA, SFM Revenue Bonds (Series E), 6.85%, 1/1/2024	AA+		2,691,542
5,985,000		St. Paul, MN, Housing & Redevelopment Authority, Hospital Revenue Refunding Bonds (Series A), 6.625% (Healtheast, MN)/(Original Issue Yield: 6.687%), 11/1/2017	BB+		5,121,305

		TOTAL			9,004,008

		Mississippi--0.6%
2,500,000		Mississippi Business Finance Corp., PCR Bonds, 5.875% (System Energy Resources, Inc.)/(Original Issue Yield: 5.934%), 4/1/2022	BBB-		2,438,025

		Missouri--0.7%
2,445,000		Kansas City, MO, IDA, Multifamily Housing Revenue Bonds, 6.90% (Woodbridge Apartments Project), 8/1/2030	NR		2,364,315
500,000		West Plains, MO, IDA, Hospital Revenue Bonds, 6.75% (Ozarks Medical Center)/(Original Issue Yield: 6.78%), 11/15/2024	BB+		494,780

		TOTAL			2,859,095

		Multi State--3.5%
1,500,000	[3]	Charter Mac Equity Issuer Trust, Pfd. (Series B), 7.60%, 11/30/2010	NR		1,577,670
10,050,000		Merrill Lynch Puttable RITES Trust, Tax Exempt Receipts (Series PPT-33), 10.765%, 1/1/2032	NR		10,635,915
2,000,000	[3]	Muni Mae TE Bond Subsidiary LLC, Pfd. (Series B), 7.75%, 6/30/2050	NR		2,122,320

		TOTAL			14,335,905

		Nevada--1.7%
1,000,000		Clark County, NV Improvement District, Local Improvement Bonds (Series 2001), 6.875% (Special Improvement District No. 132 Summerlin South Area))/(Original Issue Yield: 6.92%), 2/1/2021	NR		1,019,500
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Nevada--continued
$5,110,000		Clark County, NV, Industrial Development Revenue Bonds (Series 1997A), 5.90% (Nevada Power Co.), 11/1/2032	BBB		$4,787,508
1,300,000		Director of the State of Nevada Department of Business and Industry, 2nd Tier Revenue Bonds (Series 2000), 7.375% (Las Vegas Monorail Project)/(Original Issue Yield: 7.75%), 1/1/2040	NR		1,264,549

		TOTAL			7,071,557

		New Jersey--1.6%
2,000,000		New Jersey EDA, Retirement Community Revenue Bonds (Series 2001A), 7.25% (Cedar Crest Village, Inc.)/(Original Issue Yield: 7.625%), 11/15/2031	NR		1,961,460
1,250,000		New Jersey EDA, Retirement Community Revenue Bonds (Series A), 8.25% (Seabrook Village)/(Original Issue Yield: 8.50%), 11/15/2030	NR		1,321,287
2,550,000		New Jersey EDA, Revenue Bonds (Series 1997A), 5.875% (Host Marriott Corp.), 12/1/2027	NR		2,155,770
1,000,000		New Jersey EDA, Special Facilities Revenue Bonds (Series 2000), 7.20% (Continental Airlines, Inc.)/(Original Issue Yield: 7.25%), 11/15/2030	BB-		913,460

		TOTAL			6,351,977

		New Mexico--1.6%
850,000		Bernalillo County, NM, Multifamily Refunding Housing Revenue Bonds (Series 2001C), 7.50% (Valencia Retirement)/(SunAmerica, Inc. GTD), 12/1/2021	NR		850,977
2,625,000		Dona Ana County, NM, Multifamily Housing Revenue Bonds Series 2001A), 7.00% (Montana Meadows Apartments), 12/1/2030	NR		2,628,649
2,000,000		Farmington, NM, PCR Refunding Bonds (Series 1997), 6.375% (Public Service Co., New Mexico), 4/1/2022	BBB-		2,063,620
1,250,000		Santa Fe County, NM, Project Revenue Bonds (Series 1998A), 5.625% (El Castillo Retirement Residences)/(Original Issue Yield: 5.828%), 5/15/2025	NR		1,019,713

		TOTAL			6,562,959

		New York--2.6%
2,500,000		Brookhaven, NY, IDA, Senior Residential Housing Revenue Bonds, 6.25% (Woodcrest Estates), 12/1/2023	NR		2,400,500
750,000		Nassau County, NY, IDA, Civic Facility Refunding Revenue Bonds (Series 2001B), 5.875% (North Shore Health System Obligated Group)/(Original Issue Yield: 5.92%), 11/1/2011	NR		743,497
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		New York--continued
$1,500,000		New York City, NY, IDA, Industrial Development Revenue Refunding Bonds (Series 1998), 6.00% (Field Hotel Associates LP- JFK Project), 11/1/2028	NR		$1,175,130
2,000,000		New York City, NY, IDA, Special Airport Facility Revenue Bonds (Series 2001A), 5.50% (Airis JFK I, LLC Project at JFK International)/(Original Issue Yield: 5.65%), 7/1/2028	BBB-		1,809,640
4,000,000		New York City, NY, GO Bonds (Series 2002B), 5.375% (Original Issue Yield: 5.48%), 12/1/2020	A		4,060,360
280,000		New York State Environmental Facilities Corp., PCR State Water Revolving Fund, 7.25% (Original Issue Yield: 7.334%), 6/15/2010	AAA		287,056

		TOTAL			10,476,183

		North Carolina--0.5%
2,000,000		North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds, 7.625% (Depaul Community Facilities)/(Original Issue Yield: 7.625%), 11/1/2029	NR		2,042,840

		North Dakota--0.2%
770,000		North Dakota State HFA, SFM Revenue Bonds (Series A), 6.75% (FHA/VA COL), 7/1/2012	A+		784,545

		Ohio--2.7%
1,500,000		Cleveland-Cuyahoga County, OH, Port Authority, Special Assessment Tax-Increment Revenue Bonds, 7.35% (University Heights, OH Public Parking Garage), 12/1/2031	NR		1,515,630
500,000		Franklin County, OH, Health Care Facilities, Revenue Bonds (Series 2001A), 7.125% (Ohio Presbyterian Retirement Services)/(Original Issue Yield: 7.35%), 7/1/2029	NR		500,125
1,680,000	[3]	Franklin County, OH, Multifamily Housing Revenue Refunding Bonds (Series 1998B), 6.25% (Jefferson Chase Apartments Project), 11/1/2015	NR		1,571,438
2,500,000		Lorain County, OH, RITES (PA-894R-A), 10.12233% (Catholic Healthcare Partners), 10/1/2012	AA-		2,893,025
2,500,000		Lorain County, OH, RITES (PA-894R-B), 10.12233% (Catholic Healthcare Partners), 10/1/2013	AA-		2,851,575
1,500,000		Ohio State Air Quality Development Authority, PCR Refunding Revenue Bonds (Series 1997A), 6.10% (Cleveland Electric Illuminating Co.), 8/1/2020	BBB		1,525,845

		TOTAL			10,857,638

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Oklahoma--1.6%
$4,585,000		Jackson County, OK, Hospital Authority, Hospital Revenue Refunding Bonds, 7.30% (Jackson County Memorial Hospital, OK)/(Original Issue Yield: 7.40%), 8/1/2015	BB		$4,435,025
2,000,000		Langston, OK, EDA, Student Housing Revenue Bonds (Series 2000A), 7.75% (Langston Community Development Corp.)/(Original Issue Yield: 7.90%), 8/1/2030	NR		1,964,920

		TOTAL			6,399,945

		Pennsylvania--11.5%
3,000,000		Allegheny County, PA, HDA, Health & Education Revenue Bonds, 7.00% (Rehabilitation Institute of Pittsburgh)/(United States Treasury GTD)/(Original Issue Yield: 7.049%), 6/1/2010	NR		3,101,520
2,500,000		Allegheny County, PA HDA, Health & Education Revenue Bonds, 7.00% (Rehabilitation Institute of Pittsburgh)/(United States Treasury PRF)/(Original Issue Yield: 7.132%), 6/1/2002	NR		2,584,600
2,330,000		Allegheny County, PA, HDA, Health Care Facilities Revenue Bonds (Series 1998), 5.875% (Villa St. Joseph of Baden)/(Original Issue Yield: 6.02%), 8/15/2018	NR		2,041,033
2,500,000		Allegheny County, PA, HDA, Health System Revenue Bonds (Series 2000), 9.25% (West Penn Allegheny Health System)/(Original Issue Yield: 9.70%), 11/15/2030	B+		2,655,450
1,000,000		Allegheny County, PA, HDA, Revenue Bonds (Series A), 8.75% (Covenant at South Hills)/(Original Issue Yield: 8.80%), 2/1/2031	NR		1,055,340
4,290,000		Allegheny County, PA, Higher Education, Building Authority Revenue Bonds, 7.375% (La Roche College), 7/15/2012	NR		4,382,750
2,000,000		Allegheny County, PA, IDA, Cargo Facilities Lease Revenue Bonds (Series 1999), 6.625% (AFCO Cargo PIT LLC Project)/(Original Issue Yield: 6.75%), 9/1/2024	NR		1,777,560
1,500,000		Allegheny County, PA, IDA, Lease Revenue Bonds (Series 2001), 6.60% (Residential Resources Inc. Project)/(Original Issue Yield: 6.75%), 9/1/2031	NR		1,473,240
1,000,000		Bucks County, PA, IDA, First Mortgage Health Care Facilities Revenue Bonds (Series 1999), 6.30% (Chandler Hall Health Services Obligated Group)/(Original Issue Yield: 6.40%), 5/1/2029	NR		887,760
1,500,000		Chartiers Valley, PA, Industrial & Commercial Development Authority, First Mortgage Revenue Refunding Bonds (Series 1999), 6.375% (Asbury Health Center)/(Original Issue Yield: 6.52%), 12/1/2024	NR		1,390,635
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Pennsylvania--continued
$3,000,000		Delaware County, PA, Authority, College Revenue Bonds, 7.25% (Eastern College)/(United States Treasury PRF)/(Original Issue Yield: 7.875%), 3/1/2012	NR		$3,291,360
2,055,000		Erie County, PA, Hospital Authority, Revenue Bonds, 7.50% (Erie Infants & Youth Home)/(Marine Midland, NY LOC), 10/1/2011	NR		2,100,107
1,000,000		Lancaster, PA, IDA, Revenue Bonds (Series 2000A), 7.625% (Garden Spot Villiage Project)/(Original Issue Yield: 7.84%), 5/1/2031	NR		1,017,100
1,000,000		Lawrence County, PA, IDA, Senior Health and Housing Facilities Revenue Bonds, 7.50% (Shenango Presbyterian)/(Original Issue Yield: 7.75%), 11/15/2031	NR		964,210
2,000,000		Montgomery County, PA, Higher Education and Health Authority, Revenue Bonds, 7.375% (Philadelphia Geriatric Center)/(Original Issue Yield: 7.50%), 12/1/2030	NR		2,007,800
500,000	[3]	Pennsylvania EDFA, Exempt Facilities Revenue Bonds (Series 1997B), 6.125% (National Gypsum Co.), 11/1/2027	NR		359,730
2,000,000	[3]	Pennsylvania EDFA, Exempt Facilities Revenue Bonds, 6.25% (National Gypsum Co.), 11/1/2027	NR		1,464,720
1,500,000		Pennsylvania EDFA, Resource Recovery Revenue Bonds (Series A), 6.40% (Northampton Generating), 1/1/2009	BBB-		1,525,755
7,500,000		Pennsylvania EDFA, Wastewater Treatment Revenue Bonds (Series A), 7.60% (Sun Co., Inc.)/(Original Issue Yield: 7.653%), 12/1/2024	BBB		8,072,250
1,115,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 1996), 7.15% (Thiel College), 5/15/2015	NR		1,306,524
1,000,000		Philadelphia, PA, Authority for Industrial Development, Special Facilities Revenue Bonds (Series 2000), 8.125% (US Airways, Inc.)/(Original Issue Yield: 8.50%), 5/1/2030	NR		345,010
550,000		Philadelphia, PA, Authority for Industrial Development, Special Facilities Revenue Bonds, 7.50% (US Airways, Inc.)/(Original Issue Yield: 8.20%), 5/1/2010	NR		190,685
1,000,000		Sayre, PA, Health Care Facilities Authority, Revenue Bonds (Series 2002A), 5.875% (Guthrie Healthcare System, PA)/(Original Issue Yield: 6.00%), 12/1/2031	A-		1,001,080
1,500,000		Scranton, PA, UT GO Bonds (Series 2001C), 7.10% (Original Issue Yield: 7.35%), 9/1/2031	NR		1,503,480

		TOTAL			46,499,699

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Puerto Rico--0.6%
$1,000,000	[3]	Puerto Rico Highway and Transportation Authority, Residual Interest Tax-Exempt Securites (Series PA 331A), 9.987% (AMBAC INS), 1/1/2010	NR		$1,250,860
1,000,000	[3]	Puerto Rico Highway and Transportation Authority, Residual Interest Tax-Exempt Securities (Series PA 331B), 9.987% (AMBAC INS), 1/1/2011	NR		1,251,390

		TOTAL			2,502,250

		South Carolina--1.4%
6,000,000		Connector 2000 Association, Inc., SC, Capital Appreciation Senior Revenue Bonds (Series 1998B) (Original Issue Yield: 5.80%), 1/1/2025	BBB-		790,200
15,550,000		Connector 2000 Association, Inc., SC, Toll Road Capital Appreciation Revenue Bonds (Series 1998A) (Original Issue Yield: 5.85%), 1/1/2034	BBB-		921,337
1,500,000		South Carolina Jobs-EDA, First Mortgage Health Facilities Revenue Refunding Bonds (Series 1998), 5.70% (The Lutheran Homes of South Carolina, Inc.)/(Original Issue Yield: 5.80%), 5/1/2026	NR		1,319,850
1,500,000		South Carolina Jobs-EDA, Hospital Facilities Improvement Revenue Bonds, (Series 2000A), 7.375% (Palmetto Health Alliance)/(Original Issue Yield: 7.55%), 12/15/2021	BBB		1,632,270
1,000,000		Tobacco Settlement Revenue Management Authority, SC, Tobacco Settlement Asset-Backed Bonds (Series 2001B), 6.375% (Original Issue Yield: 6.532%), 5/15/2028	A		1,035,550

		TOTAL			5,699,207

		South Dakota--0.3%
1,290,000		South Dakota Housing Development Authority, 5.15%, (FSA INS), 11/1/2020	Aaa		1,290,000

		Tennessee--4.5%
1,240,000		Chattanooga, TN, IDB, Industrial Development Refunding Revenue Bonds (Series 1999), 7.00% (Market Street Ltd. Project), 12/15/2012	NR		1,178,756
1,150,000		Chattanooga, TN, IDB, Industrial Development Refunding Revenue Bonds (Series 1999), 7.00% (Warehouse Row Ltd. Project), 12/15/2012	NR		1,093,201
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Tennessee--continued
$3,000,000		Elizabethton, TN, Health & Educational Facilities Board, First Mortgage Hospital Revenue Refunding & Improvement Bonds (Series 2000B), 8.00% (Mountain States Health Alliance), 7/1/2033	NR		$3,332,730
2,700,000		Springfield, TN, Health & Educational Facilities Board, Hospital Revenue Bonds, 8.25% (NorthCrest Medical Center)/(Original Issue Yield: 8.50%), 4/1/2012	NR		3,172,149
7,800,000		Springfield, TN, Health & Educational Facilities Board, Hospital Revenue Bonds, 8.50% (NorthCrest Medical Center)/(Original Issue Yield: 8.875%), 4/1/2024	NR		9,557,652

		TOTAL			18,334,488

		Texas--6.8%
2,000,000		ABIA Development Corp., TX, Airport Facilities Revenue Bonds (Series 1999), 7.25% (Aero Austin LP)/(Original Issue Yield: 7.50%), 1/1/2025	NR		1,889,320
1,000,000		Austin, TX, Convention Center Enterprises, Inc., First Tier Hotel Revenue Bonds (Series 2001A), 6.70% (Original Issue Yield: 6.75%), 1/1/2032	BBB-		1,013,850
2,320,000		Dallas-Fort Worth, TX, International Airport Facility Improvement Corp., Revenue Bonds, 7.125% (Delta Air Lines, Inc.)/(Original Issue Yield: 7.55%), 11/1/2026	BB+		2,109,414
3,000,000		Dallas-Fort Worth, TX, International Airport Facility Improvement Corp., Revenue Bonds, 7.25% (American Airlines, Inc.)/(Original Issue Yield: 7.428%), 11/1/2030	BB		2,579,070
2,500,000		Dallas-Fort Worth, TX, International Airport Facility Improvement Corp., Revenue Bonds, 7.625% (Delta Air Lines, Inc.)/(Original Issue Yield: 7.65%), 11/1/2021	BB+		2,405,025
1,500,000		El Paso, TX, HFDC, Senior Care Facilities Revenue Bonds, 7.75% (Bienvivir Senior Health Services), 8/15/2031	NR		1,494,750
3,000,000		Gulf Coast, TX, Waste Disposal Authority, Revenue Bonds (Series A), 6.875% (Champion International Corp.)/(Original Issue Yield: 7.15%), 12/1/2028	BBB		3,051,540
500,000		Gulf Coast, TX, Waste Disposal Authority, Waste Disposal Revenue Bonds (Series 2001), 6.65% (Valero Energy Corp.), 4/1/2032	BBB		527,790
1,000,000		Houston, TX, Airport System, Special Facilities Revenue Bonds (Series 2001), 7.00% (Continental Airlines, Inc.), 7/1/2029	BB-		844,250
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Texas--continued
$1,000,000		Mesquite, TX, HFDC, Retirement Facility Revenue Bonds, 7.625% (Christian Care Centers, Inc.- Greenway Village)/(Original Issue Yield: 7.75%), 2/15/2028	BBB-		$1,037,020
2,000,000		North Central TX, HFDC, Retirement Facility Revenue Bonds (Series 1999), 7.50% (Northwest Senior Housing Corp. Edgemere Project)/(Original Issue Yield: 7.75%), 11/15/2029	NR		2,024,380
4,200,000		North Central, TX, Housing Finance Corp., Housing Revenue Bonds (Series 1999A), 7.00% (Tiffany Square Apartments), 12/1/2031	NR		4,214,070
1,000,000		Tarrant County, TX, HFDC, Revenue Bonds (Series 1998C), 5.75% (Bethesda Living Center)/(Original Issue Yield: 5.89%), 8/15/2018	NR		885,160
1,000,000		Tarrant County, TX, HFDC, Revenue Bonds (Series 1998C), 5.75% (Bethesda Living Center)/(Original Issue Yield: 5.97%), 8/15/2028	NR		841,910
1,485,000		Texas State Affordable Housing Corp., Multifamily Housing Revenue Bonds (Series 2001B), 7.25% (NHT/GTEX Project), 10/1/2031	BBB-		1,491,386
1,000,000		Tom Green County, TX, HFDC, Hospital Revenue Bonds, 6.75% (Shannon Health System)/(Original Issue Yield: 6.85%), 5/15/2021	NR		1,006,110

		TOTAL			27,415,045

		Utah--0.1%
315,000		Utah State HFA, SFM Revenue Bonds (Series E-2), 7.15% (FHA INS)/(Original Issue Yield: 7.169%), 7/1/2024	AAA		320,698

		Virginia--1.3%
7,500,000		Pocohontas Parkway Association, VA, Toll Road Capital Appreciation Revenue Bonds (Series B) (Original Issue Yield: 5.75%), 8/15/2017	BBB-		1,901,175
16,000,000		Pocohontas Parkway Association, VA, Toll Road Revenue Bonds (Series 1998B) (Original Issue Yield: 5.90%), 8/15/2029	BBB-		1,398,080
2,000,000		Virginia State Housing Development Authority, Commonwealth Mortgage Bonds (Series 2001J), 5.20%, 7/1/2019	AAA		2,036,160

		TOTAL			5,335,415

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Washington--1.6%
$11,000,000		Chelan County, WA, Public Utility District No. 1, Refunding Capital Appreciation Revenue Bonds (Series A) (Original Issue Yield: 6.05%), 6/1/2025	AAA		$3,107,170
10,000,000		Chelan County, WA, Public Utility District No. 1, Refunding Capital Appreciation Revenue Bonds (Series A) (Original Issue Yield: 6.05%), 6/1/2026	AAA		2,668,900
1,000,000		Port of Seattle, WA, IDC, Special Facilities Revenue Bonds (Series 2001), 7.25% (Northwest Airlines, Inc.)/(Original Issue Yield: 7.50%), 4/1/2030	NR		824,430

		TOTAL			6,600,500

		Wisconsin--1.6%
1,250,000		Wisconsin State HEFA, Revenue Bonds (Series 1998), 5.70% (United Lutheran Program For The Aging)/(Original Issue Yield: 5.778%), 3/1/2028	NR		1,054,013
2,000,000		Wisconsin HEFA, Revenue Bonds (Series B), 6.75% (Grant Regional Health Center, Inc.)/(Original Issue Yield: 6.90%), 10/1/2022	NR		1,857,520
1,250,000		Wisconsin HEFA, Revenue Bonds, 5.80% (Beaver Dam Community Hospitals, Inc.), 8/15/2028	NR		1,014,288
1,630,000		Wisconsin HEFA, Revenue Bonds, 6.00% (Agnesian Healthcare, Inc.)/(Original Issue Yield: 6.15%), 7/1/2030	A-		1,644,344
1,000,000		Wisconsin HEFA, Revenue Bonds, (Series 1998), 5.75% (Attic Angel Obligated Group)/(Original Issue Yield: 6.00%), 11/15/2027	NR		815,230

		TOTAL			6,385,395

		TOTAL LONG-TERM MUNICIPALS (IDENTIFIED COST $390,505,181)			385,240,704

		SHORT-TERM MUNICIPALS--2.7%
		Indiana--0.1%
500,000		Indiana Health Facility Financing Authority, (Series 2000B), Daily VRDNs (Clarian Health Partners, Inc.)/(J.P. Morgan Chase Bank LIQ)	AA		500,000

		Michigan--0.3%
1,200,000		Michigan State Hospital Finance Authority, (Series 2000E), Weekly VRDNs (Trinity Healthcare Credit Group)	AA-		1,200,000

Principal Amount			Credit Rating	[1]	Value
		SHORT-TERM MUNICIPALS--continued
		New York--0.6%
$1,500,000		New York City, NY, (1994 Series E-5), Daily VRDNs (J.P. Morgan Chase Bank LOC)	AAA		$1,500,000
900,000		New York State Energy Research & Development Authority, PCR Bonds (1987 Series B), Daily VRDNs (Niagara Mohawk Power Corp.)/(J.P. Morgan Chase Bank LOC)	AA		900,000

		TOTAL			2,400,000

		Tennessee--0.5%
2,000,000		Carter County, TN, IDB, (Series 1983), Weekly VRDNs (Inland Container Corp.)/(Temple-Inland, Inc. GTD)	BBB		2,000,000

		Texas--0.8%
3,045,000		North Central TX, HFDC, (Series D), Daily VRDNs (Presbyterian Medical Center)/(MBIA INS)/(Nationsbank of Texas, N.A. SA)	AAA		3,045,000

		Washington---0.4%
1,600,000		Port Grays Harbor, WA, Industrial Development Corp., Solid Waste Disposal Revenue Bonds (Series 1993), Weekly VRDNs (Weyerhaeuser Co.)	BBB		1,600,000

		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $10,745,000)			10,745,000

		TOTAL INVESTMENTS (IDENTIFIED COST $401,250,181)[4]			$395,985,704

Securities that are subject to alternative minimum tax represent 31.0% of the portfolio as calculated based upon total portfolio market value (unaudited).

1 Please refer to the "Investment Ratings" in the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

2 Non-income producing security.

3 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the fund's Board of Directors. At February 28, 2002, these securities amounted to $19,341,589 which represents 4.8% of net assets.

4 The cost of investments for federal tax purposes amounts to $401,250,181. The net unrealized depreciation of investments on a federal tax basis amounts to $5,264,477 which is comprised of $11,759,119 appreciation and $17,023,596 depreciation at February 28, 2002

Note: The categories of investments are shown as a percentage of net assets ($405,451,709) at February 28, 2002.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
COL	--Collateralized
EDA	--Economic Development Authority
EDFA	--Economic Development Financing Authority
FHA	--Federal Housing Administration
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GO	--General Obligation
GTD	--Guaranteed
HDA	--Hospital Development Authority
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDC	--Industrial Development Corporation
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
LT	--Limited Tax
MBIA	--Municipal Bond Investors Assurance
PCA	--Pollution Control Authority
PCR	--Pollution Control Revenue
PRF	--Prerefunded
RITES	--Residual Interest Tax-Exempt Securities
SA	--Support Agreement
SFM	--Single Family Mortgage
TOBs	--Tender Option Bonds
UT	--Unlimited Tax
VA	--Veterans Administration
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

February 28, 2002 (unaudited)

Assets:
Total investments in securities, at value (identified cost $401,250,181)		$395,985,704
Cash		105,753
Income receivable		6,682,253
Receivable for investments sold		3,973,764
Receivable for shares sold		605,197

TOTAL ASSETS		407,352,671

Liabilities:
Payable for investments purchased	$1,294,614
Payable for shares redeemed	445,654
Accrued expenses	160,694

TOTAL LIABILITIES		1,900,962

Net assets for 41,812,479 shares outstanding		$405,451,709

Net Assets Consist of:
Paid in capital		$447,135,277
Net unrealized depreciation of investments		(5,264,476)
Accumulated net realized loss on investments		(37,800,479)
Undistributed net investment income		1,381,387

TOTAL NET ASSETS		$405,451,709

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($108,959,054 ÷ 11,235,473 shares outstanding)		$9.70

Offering price per share (100/95.50 of $9.70)[1]		$10.16

Redemption proceeds per share		$9.70

Class B Shares:
Net asset value per share ($96,099,172 ÷ 9,913,609 shares outstanding)		$9.69

Offering price per share		$9.69

Redemption proceeds per share (94.50/100 of $9.69)[1]		$9.16

Class C Shares:
Net asset value per share ($10,647,618 ÷ 1,098,465 shares outstanding)		$9.69

Offering price per share		$9.69

Redemption proceeds per share (99.00/100 of $9.69)[1]		$9.59

Class F Shares:
Net asset value per share ($189,745,865 ÷ 19,564,932 shares outstanding)		$9.70

Offering price per share (100/99.00 of $9.70)[1]		$9.80

Redemption proceeds per share (99.00/100 of $9.70)[1]		$9.60

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended February 28, 2002 (unaudited)

Investment Income:
Interest		$13,470,193

Expenses:
Investment adviser fee	$1,198,338
Administrative personnel and services fee	150,259
Custodian fees	8,105
Transfer and dividend disbursing agent fees and expenses	123,068
Directors'/Trustees' fees	6,191
Auditing fees	6,290
Legal fees	1,997
Portfolio accounting fees	70,709
Distribution services fee--Class B Shares	346,884
Distribution services fee--Class C Shares	40,009
Shareholder services fee--Class A Shares	133,059
Shareholder services fee--Class B Shares	115,628
Shareholder services fee--Class C Shares	13,336
Shareholder services fee--Class F Shares	237,284
Share registration costs	32,261
Printing and postage	26,272
Insurance premiums	1,095
Taxes	14,979
Miscellaneous	5,694

TOTAL EXPENSES	2,531,458

Net investment income		10,938,735

Realized and Unrealized Loss on Investments:
Net realized loss on investments		(831,918)
Net change in unrealized depreciation of investments		(8,154,533)

Net realized and unrealized loss on investments		(8,986,451)

Change in net assets resulting from operations		$1,952,284

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 2/28/2002	Year Ended 8/31/2001
Increase (Decrease) in Net Assets
Operations:
Net investment income	$10,938,735	$21,257,898
Net realized loss on investments	(831,918)	(3,890,094)
Net change in unrealized appreciation/depreciation of investments	(8,154,533)	9,936,289

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,952,284	27,304,093

Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(2,917,032)	(5,607,991)
Class B Shares	(2,185,074)	(4,016,839)
Class C Shares	(253,578)	(494,968)
Class F Shares	(5,203,916)	(11,857,445)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(10,559,600)	(21,977,243)

Share Transactions:
Proceeds from sale of shares	33,777,565	78,722,636
Net asset value of shares issued to shareholders in payment of distributions declared	6,029,863	13,248,222
Cost of shares redeemed	(31,483,960)	(79,727,286)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	8,323,468	12,243,572

Change in net assets	(283,848)	17,570,422

Net Assets:
Beginning of period	405,735,557	388,165,135

End of period (including undistributed net investment income of $1,381,387 and $917,615, respectively)	$405,451,709	$405,735,557

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended August 31,
	2/28/2002	2001	2000 [1]	1999	1998	1997
Net Asset Value, Beginning of Period	$ 9.91	$ 9.78	$10.22	$11.04	$10.67	$10.33
Income From Investment Operations:
Net investment income	0.27 [2]	0.55	0.56	0.55	0.54	0.58
Net realized and unrealized gain (loss) on investments and futures contracts	(0.21)[2]	0.15	(0.44)	(0.82)	0.39	0.33

TOTAL FROM INVESTMENT OPERATIONS	0.06	0.70	0.12	(0.27)	0.93	0.91

Less Distributions:
Distributions from net investment income	(0.27)	(0.57)	(0.56)	(0.55)	(0.56)	(0.57)

Net Asset Value, End of Period	$ 9.70	$ 9.91	$ 9.78	$10.22	$11.04	$10.67

Total Return[3]	0.58%	7.48%	1.37%	(2.58)%	8.91%	9.07%

Ratios to Average Net Assets:

Expenses	1.07%[4]	1.09%	1.09%	1.07%	1.08%	1.09%

Net investment income	5.67%[2,4]	5.69%	5.74%	5.14%	4.98%	5.29%

Expense waiver/reimbursement[5]	--	0.01%	--	--	--	--

Supplemental Data:

Net assets, end of period (000 omitted)	$108,959	$106,555	$92,883	$109,297	$112,179	$94,941

Portfolio turnover	5%	30%	18%	25%	41%	20%

1 Beginning with the year ended August 31, 2000, the fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.

2 Effective September 1, 2001, the fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount on long-term debt securities. For the six months ended February 28, 2002, this change had no effect on the net investment income per share or net realized and unrealized gain (loss) on investments per share, but increased the ratio of net investment income to average net assets from 5.66% to 5.67%. Per share, ratios and supplemental data for the periods prior to February 28, 2002 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended August 31,
	2/28/2002	2001	2000 [1]	1999	1998	1997
Net Asset Value, Beginning of Period	$ 9.90	$ 9.77	$10.22	$11.03	$10.66	$10.33
Income From Investment Operations:
Net investment income	0.24 [2]	0.47	0.49	0.47	0.44	0.51
Net realized and unrealized gain (loss) on investments and futures contracts	(0.22)[2]	0.16	(0.45)	(0.81)	0.40	0.31

TOTAL FROM INVESTMENT OPERATIONS	0.02	0.63	0.04	(0.34)	0.84	0.82

Less Distributions:
Distributions from net investment income	(0.23)	(0.50)	(0.49)	(0.47)	(0.47)	(0.49)

Net Asset Value, End of Period	$ 9.69	$ 9.90	$ 9.77	$10.22	$11.03	$10.66

Total Return[3]	0.21%	6.67%	0.51%	(3.23)%	8.08%	8.17%

Ratios to Average Net Assets:

Expenses	1.82%[4]	1.84%	1.84%	1.82%	1.83%	1.84%

Net investment income	4.92%[2,4]	4.94%	4.99%	4.39%	4.25%	4.55%

Expense waiver/reimbursement[5]	--	0.01%	--	--	--	--

Supplemental Data:

Net assets, end of period (000 omitted)	$96,099	$91,074	$71,512	$77,440	$47,028	$14,997

Portfolio turnover	5%	30%	18%	25%	41%	20%

1 Beginning with the year ended August 31, 2000, the fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.

2 Effective September 1, 2001, the fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount on long-term debt securities. For the six months ended February 28, 2002, this change had no effect on the net investment income per share or net realized and unrealized gain (loss) on investments per share, but increased the ratio of net investment income to average net assets from 4.91% to 4.92%. Per share, ratios and supplemental data for the periods prior to February 28, 2002 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended August 31,
	2/28/2002	2001	2000 [1]	1999	1998	1997
Net Asset Value, Beginning of Period	$ 9.90	$ 9.77	$10.22	$11.03	$10.66	$10.33
Income From Investment Operations:
Net investment income	0.24 [2]	0.47	0.48	0.47	0.45	0.50
Net realized and unrealized gain (loss) on investments and futures contracts	(0.22)[2]	0.16	(0.44)	(0.81)	0.40	0.32

TOTAL FROM INVESTMENT OPERATIONS	0.02	0.63	0.04	(0.34)	0.85	0.82

Less Distributions:
Distributions from net investment income	(0.23)	(0.50)	(0.49)	(0.47)	(0.48)	(0.49)

Net Asset Value, End of Period	$ 9.69	$ 9.90	$ 9.77	$10.22	$11.03	$10.66

Total Return[3]	0.21%	6.66%	0.51%	(3.24)%	8.11%	8.17%

Ratios to Average Net Assets:

Expenses	1.82%[4]	1.84%	1.84%	1.82%	1.83%	1.86%

Net investment income	4.92%[2,4]	4.94%	4.99%	4.39%	4.24%	4.51%

Expense waiver/reimbursement[5]	--	0.01%	--	--	--	--

Supplemental Data:

Net assets, end of period (000 omitted)	$10,648	$10,953	$8,858	$7,603	$6,269	$1,950

Portfolio turnover	5%	30%	18%	25%	41%	20%

1 Beginning with the year ended August 31, 2000, the fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.

2 Effective September 1, 2001, the fund adopted the provisions of the American Institute of Certified Public Accountants ("AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount on long-term debt securities. For the six months ended February 28, 2002, this change had no effect on the net investment income per share or net realized and unrealized gain (loss) on investments per share, but increased the ratio of net investment income to average net assets from 4.91% to 4.92%. Per share, ratios and supplemental data for the periods prior to February 28, 2002 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class F Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended August 31,
	2/28/2002	2001	2000 [1]	1999	1998	1997
Net Asset Value, Beginning of Period	$ 9.91	$ 9.78	$10.22	$11.04	$10.67	$10.33
Income From Investment Operations:
Net investment income	0.27 [2]	0.55	0.56	0.55	0.55	0.54
Net realized and unrealized gain (loss) on investments and futures contracts	(0.21)[2]	0.15	(0.44)	(0.82)	0.38	0.37

TOTAL FROM INVESTMENT OPERATIONS	0.06	0.70	0.12	(0.27)	0.93	0.91

Less Distributions:
Distributions from net investment income	(0.27)	(0.57)	(0.56)	(0.55)	(0.56)	(0.57)

Net Asset Value, End of Period	$ 9.70	$ 9.91	$ 9.78	$10.22	$11.04	$10.67

Total Return[3]	0.58%	7.48%	1.37%	(2.58)%	8.91%	9.07%

Ratios to Average Net Assets:

Expenses	1.07%[4]	1.09%	1.09%	1.07%	1.08%	1.08%

Net investment income	5.67%[2,4]	5.69%	5.73%	5.14%	4.98%	5.23%

Expense waiver/reimbursement[5]	--	0.01%	--	--	--	0.01%

Supplemental Data:

Net assets, end of period (000 omitted)	$189,746	$197,154	$214,913	$269,667	$317,178	$331,588

Portfolio turnover	5%	30%	18%	25%	41%	20%

1 Beginning with the year ended August 31, 2000, the fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.

2 Effective September 1, 2001, the fund adopted the provisions of the American Institute of Certified Public Accountants ("AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount on long-term debt securities. For the six months ended February 28, 2002, this change had no effect on the net investment income per share or net realized and unrealized gain (loss) on investments per share, but increased the ratio of net investment income to average net assets from 5.66% to 5.67%. Per share, ratios and supplemental data for the periods prior to February 28, 2002 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

February 28, 2002 (unaudited)

ORGANIZATION

Federated Municipal Opportunities Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The investment objective is to provide a high level of current income which is generally exempt from federal regular income tax. The Fund offers four classes of shares: Class A, Class B, Class C and Class F Shares.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Directors (the "Directors").

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. All discounts/premiums are accreted/ amortized for financial reporting purposes as required. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses on the Fund based on average daily net assets of each class without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Change in Accounting Principle

Effective September 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount on long-term debt securities. Prior to September 1, 2001, the Fund did not accrete discount on long-term debt securities. The cumulative effect of this accounting change had no impact on the total net assets of the Fund, but resulted in adjustments to the financial statements as follows:

	As of 9/1/2001		For the Six Months Ended 2/28/2002
	Cost of Investments	Undistributed Net Investment Income	Net Investment Income	Net Unrealized Appreciation/ Depreciation	Net Realized Gain/Loss
Increase (decrease)	$84,637	$84,637	$18,931	$(15,986)	$(2,495)

The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in presentation.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Internal Revenue Code (the "Code"), as amended, applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

At August 31, 2001, the Fund, for federal tax purposes, had a capital loss carryforward of $33,443,622, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2002	$ 566,748

2004	3,648,711

2008	24,259,223

2009	4,968,940

Additionally, net capital losses of $3,524,937 attributable to security transactions incurred after October 31, 2000, are treated as arising on September 1, 2001, the first day of the Fund's next taxable year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Directors.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

CAPITAL STOCK

At February 28, 2002, par value shares ($0.001 per share) authorized were as follows:

Share Class Name	Number of Par Value Capital Stock Authorized
Class A	500,000,000
Class B	500,000,000
Class C	500,000,000
Class F	500,000,000
TOTAL	2,000,000,000

Transactions in capital stock were as follows:

	Six Months Ended 2/28/2002		Year Ended 8/31/2001
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	761,137	$7,412,795	2,874,469	$27,966,087
Shares issued to shareholders in payment of distributions declared	210,341	2,044,429	422,363	4,095,481
Shares redeemed	(492,665)	(4,786,137)	(2,041,366)	(19,852,778)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	478,813	$4,671,087	1,255,466	$12,208,790

	Six Months Ended 2/28/2002		Year Ended 8/31/2001
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	1,468,288	$14,271,782	3,075,064	$29,895,418
Shares issued to shareholders in payment of distributions declared	95,438	927,555	181,939	1,764,191
Shares redeemed	(848,098)	(8,218,094)	(1,377,343)	(13,385,035)

NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	715,628	$6,981,243	1,879,660	$18,274,574

	Six Months Ended 2/28/2002		Year Ended 8/31/2001
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	135,382	$1,316,517	1,424,369	$13,817,550
Shares issued to shareholders in payment of distributions declared	13,919	135,367	29,517	286,201
Shares redeemed	(157,072)	(1,515,492)	(1,254,116)	(12,152,695)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(7,771)	$(63,608)	199,770	$1,951,056

	Six Months Ended 2/28/2002		Year Ended 8/31/2001
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	1,106,997	$10,776,471	726,585	$7,043,581
Shares issued to shareholders in payment of distributions declared	300,354	2,922,512	732,500	7,102,349
Shares redeemed	(1,744,571)	(16,964,237)	(3,539,133)	(34,336,778)

NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	(337,220)	$(3,265,254)	(2,080,048)	$(20,190,848)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	849,450	$8,323,468	1,254,848	$12,243,572

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment Adviser fee equal to 0.60% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp., ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to reimburse FSC.

Share Class Name	Percentage of Average Daily Net Assets
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%
Class F Shares	0.25%

For the six months ended February 28, 2002, Class A Shares and Class F Shares did not incur a distribution services fee.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fee

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the six months ended February 28, 2002, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $74,644,800 and $76,845,000, respectively.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

INVESTMENT RISK

Although the Fund has a diversified portfolio, the Fund has 40.8% of its portfolio invested in lower-rated and comparable-quality unrated high-yield securities. Investments in higher-yield securities are accomplished by greater degree of credit risk and the risk tends to be more sensitive to economic conditions than higher-rated securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high-yielding securities because such securities are generally unsecured and often subordinated to other creditors of the issuer.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the six months ended February 28, 2002, were as follows:

Purchases	$20,462,149

Sales	$21,890,356

Directors

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

RICHARD B. FISHER

President

J. CHRISTOPHER DONAHUE

Executive Vice President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD J. THOMAS

Treasurer

LESLIE K. ROSS

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
Federated Municipal Opportunities Fund, Inc.
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact
Federated Securities Corp., Distributor

Cusip 313910200
Cusip 313910309
Cusip 313910408
Cusip 313910101

Federated is a registered mark of Federated Investors, Inc. 2002 ©Federated Investors, Inc.

8040407 (4/02)